INITIAL PUBLIC OFFERING (Details)	Jan. 24, 2022 $ / shares shares
INITIAL PUBLIC OFFERING
Investment maturity period	180 days
Trust Account
INITIAL PUBLIC OFFERING
Purchase price, per unit | $ / shares	$ 10.20
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	24,150,000
Purchase price, per unit | $ / shares	$ 10.00
Number of warrants in a unit	0.5
Investment maturity period	180 days
Initial Public Offering | Trust Account
INITIAL PUBLIC OFFERING
Purchase price, per unit | $ / shares	$ 10.20
Initial Public Offering | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
Initial Public Offering | Public Warrants | Class A common stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrant | $ / shares	$ 11.50